UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

AIG International Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — June 30, 2018 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 99.4%
Australia — 8.4%

Fortescue Metals Group, Ltd.	402,901	$1,308,953
Rio Tinto, Ltd.	31,127	1,922,085
Telstra Corp., Ltd.	593,383	1,150,529
Wesfarmers, Ltd.	51,369	1,876,451

		6,258,018

Bermuda — 0.0%

Peace Mark Holdings, Ltd.†(1)(2)	800,000	0

Brazil — 1.5%

BB Seguridade Participacoes SA	179,474	1,132,667

Canada — 1.9%

BCE, Inc.	34,781	1,408,543

China — 4.9%

China Petroleum & Chemical Corp.	2,168,000	1,937,096
China Vanke Co., Ltd.	493,900	1,728,046

		3,665,142

Denmark — 1.6%

Pandora A/S	16,458	1,150,005

Finland — 2.1%

Kone Oyj, Class B	30,680	1,564,255

France — 14.0%

Carrefour SA	80,403	1,302,318
Orange SA	99,171	1,661,322
Peugeot SA	68,213	1,558,133
Publicis Groupe SA	23,262	1,601,126
Renault SA	16,537	1,406,486
Sanofi	16,361	1,311,653
Schneider Electric SE	18,667	1,556,908

		10,397,946

Germany — 3.7%

ProSiebenSat.1 Media SE	47,668	1,209,637
Siemens AG	11,531	1,524,610

		2,734,247

Hong Kong — 4.1%

China Mobile, Ltd.	160,500	1,425,875
Lenovo Group, Ltd.	2,942,000	1,593,696

		3,019,571

Japan — 3.6%

Japan Tobacco, Inc.	49,600	1,386,551
Subaru Corp.	45,000	1,310,798

		2,697,349

Jersey — 1.9%

WPP PLC	87,447	1,376,820

Netherlands — 2.8%

Koninklijke Ahold Delhaize NV	86,885	2,080,526

Norway — 2.2%

Marine Harvest ASA	82,127	1,635,612

Russia — 2.3%

MMC Norilsk Nickel PJSC ADR	94,391	1,694,318

South Africa — 1.6%

Vodacom Group, Ltd.	136,158	1,218,797

Spain — 1.1%

Distribuidora Internacional de Alimentacion SA	278,522	811,519

Switzerland — 3.6%

Adecco Group AG	20,854	1,237,384
Roche Holding AG	6,360	1,416,437

		2,653,821

Taiwan — 6.7%

AU Optronics Corp.	4,057,000	1,716,559
Catcher Technology Co., Ltd.	175,000	1,957,295
Hon Hai Precision Industry Co., Ltd.	470,000	1,282,582

		4,956,436

Turkey — 6.8%

Eregli Demir ve Celik Fabrikalari TAS	747,535	1,659,797
Petkim Petrokimya Holding AS	966,294	1,018,070
Tupras Turkiye Petrol Rafinerileri AS	47,519	1,117,157
Turkcell Iletisim Hizmetleri AS	455,354	1,206,321

		5,001,345

United Kingdom — 24.6%

AstraZeneca PLC	24,443	1,694,547
BAE Systems PLC	191,789	1,637,139
Barratt Developments PLC	197,095	1,340,639
Berkeley Group Holdings PLC	32,583	1,627,604
BT Group PLC	426,612	1,226,260
Centrica PLC	647,673	1,347,540
GlaxoSmithKline PLC	81,368	1,642,783
Imperial Brands PLC	38,037	1,416,626
ITV PLC	693,274	1,592,011
Kingfisher PLC	405,745	1,590,382
Persimmon PLC	46,908	1,568,101
Unilever PLC	28,043	1,551,449

		18,235,081

TOTAL INVESTMENTS (cost $78,546,920)	99.4%	73,692,018
Other assets less liabilities	0.6	436,186

NET ASSETS	100.0%	$74,128,204

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At June 30, 2018, the aggregate value of these securities was $0 representing 0.0% of net assets.

ADR — American Depositary Receipt

Industry Allocation*
Medical-Drugs	8.2%
Food-Retail	8.1
Cellular Telecom	6.6
Building-Residential/Commercial	6.1
Auto-Cars/Light Trucks	5.7
Metal-Diversified	4.9
Electronic Components-Misc.	4.0
Telephone-Integrated	3.9
Television	3.8
Tobacco	3.8
Metal Processors & Fabrication	2.7
Oil Companies-Integrated	2.6
Real Estate Operations & Development	2.3
Steel-Producers	2.3
Advertising Services	2.2
Aerospace/Defense	2.2
Computers	2.2
Fisheries	2.2
Cosmetics & Toiletries	2.1
Diversified Manufacturing Operations	2.1
Machinery-General Industrial	2.1
Power Converter/Supply Equipment	2.1
Retail-Building Products	2.1
Advertising Agencies	1.9
Telecom Services	1.9
Gas-Distribution	1.8
Metal-Iron	1.8
Human Resources	1.7
Retail-Jewelry	1.6
Insurance-Multi-line	1.5
Oil Refining & Marketing	1.5
Chemicals-Diversified	1.4

99.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Funds’s net assets as of June 30, 2018 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$—	$—	$0	$0
Other Countries	73,692,018	—	—	73,692,018

Total Investments at Value	$73,692,018	$—	$0	$73,692,018

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

AIG Japan Fund

PORTFOLIO OF INVESTMENTS — June 30, 2018 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.4%
Aerospace/Defense — 3.5%

Kawasaki Heavy Industries, Ltd.	31,347	$924,427

Auto-Cars/Light Trucks — 1.7%

Suzuki Motor Corp.	7,980	440,967

Auto-Heavy Duty Trucks — 2.2%

Hino Motors, Ltd.	53,641	573,159

Auto/Truck Parts & Equipment-Original — 10.6%

NGK Insulators, Ltd.	68,663	1,223,611
Sumitomo Electric Industries, Ltd.	94,235	1,404,396
Toyota Industries Corp.	3,329	186,724

		2,814,731

Building-Maintenance & Services — 1.5%

Kyoritsu Maintenance Co., Ltd.	7,367	404,564

Chemicals-Diversified — 3.1%
Hitachi Chemical Co., Ltd.	29,000	585,422
Tokuyama Corp.	7,720	247,885

		833,307

Chemicals-Specialty — 4.3%

Shin-Etsu Chemical Co., Ltd.	12,746	1,136,623

Computer Services — 3.7%

Fujitsu, Ltd.	159,861	970,010

Distribution/Wholesale — 0.5%

Trusco Nakayama Corp.	5,400	134,957

Diversified Banking Institutions — 4.9%

Mitsubishi UFJ Financial Group, Inc.	227,214	1,295,170

Electronic Components-Misc. — 12.4%

Fujitsu General, Ltd.	26,793	419,628
Hitachi High-Technologies Corp.	15,180	619,732
Hitachi Maxell, Ltd.	35,300	594,949
Kyocera Corp.	10,002	564,354
Minebea Mitsumi, Inc.	46,195	781,912
Murata Manufacturing Co., Ltd.	1,800	302,723

		3,283,298

Entertainment Software — 4.4%

DeNA Co., Ltd.	47,842	897,510
Nexon Co., Ltd.†	18,400	267,404

		1,164,914

Finance-Consumer Loans — 2.7%

Acom Co., Ltd.	182,374	701,723

Finance-Credit Card — 1.0%

Credit Saison Co., Ltd.	16,019	252,334

Food-Confectionery — 2.8%

Ezaki Glico Co., Ltd.	15,609	750,033

Food-Misc./Diversified — 3.4%

Ajinomoto Co., Inc.	46,871	887,338

Food-Retail — 3.1%

Seven & i Holdings Co., Ltd.	18,736	817,537

Insurance-Property/Casualty — 2.1%

Tokio Marine Holdings, Inc.	11,754	551,312

Medical Products — 3.3%

Nipro Corp.	76,564	885,173

Medical-Drugs — 0.7%

Ono Pharmaceutical Co., Ltd.	7,871	184,627

Metal-Diversified — 1.9%

Mitsui Mining & Smelting Co., Ltd.	11,700	498,266

Miscellaneous Manufacturing — 0.0%

Peace Mark Holdings, Ltd.†(1)(2)	8,000	0

Photo Equipment & Supplies — 1.6%

FUJIFILM Holdings Corp.	10,705	418,280

Real Estate Management/Services — 1.2%

Mitsubishi Estate Co., Ltd.	17,794	311,313

Retail-Catalog Shopping — 2.2%

ASKUL Corp.†	17,845	578,635

Retail-Discount — 0.5%

Seria Co., Ltd.	2,898	139,253

Rubber-Tires — 4.8%

Toyo Tire & Rubber Co., Ltd.	87,276	1,277,825

Semiconductor Components-Integrated Circuits — 1.2%

Renesas Electronics Corp.†	32,900	322,715

Steel-Producers — 2.7%

JFE Holdings, Inc.	38,194	723,069

Telephone-Integrated — 4.7%

Nippon Telegraph & Telephone Corp.	15,005	682,520
SoftBank Group Corp.	7,602	547,448

		1,229,968

Television — 1.4%

Nippon Television Holdings, Inc.	21,798	367,976

Tobacco — 1.1%

Japan Tobacco, Inc.	10,100	282,342

Toys — 1.0%

Bandai Namco Holdings, Inc.	6,548	270,283

Transport-Marine — 1.6%

Nippon Yusen KK	21,346	423,970

Transport-Rail — 0.8%

Seibu Holdings, Inc.	13,300	224,400

Web Portals/ISP — 0.8%

Yahoo Japan Corp.	63,443	210,875

Total Long-Term Investment Securities (cost $27,743,393)		26,285,374

REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 06/29/2018, to be repurchased 07/02/2018 in the amount of $142,004 collateralized by $155,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2025 and having an approximate value of $148,719 (cost $142,000)	$142,000	142,000

TOTAL INVESTMENTS (cost $27,885,393)	100.0%	26,427,374
Other assets less liabilities	0.0	11,060

NET ASSETS	100.0%	$26,438,434

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At June 30, 2018, the aggregate value of these securities was $0 representing 0.0% of net assets.

Country Allocation*
Japan	99.4%
United States	0.6

100.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Funds’s net assets as of June 30, 2018 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Miscellaneous Manufacturing	$—	$—	$0	$0
Other Industries	26,285,374	—	—	26,285,374
Repurchase Agreements	—	142,000	—	142,000

Total Investments at Value	$26,285,374	$142,000	$0	$26,427,374

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2018—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of June 30, 2018, is reported on a schedule following the portfolio of investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investment in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds’ counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of June 30, 2018, the repurchase agreements held by the Funds are subject to master netting agreements. See the Portfolio of Investments for more information about a Fund’s holdings in repurchase agreements.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date:    August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:    August 28, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:    August 28, 2018